Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 16 - Subsequent events

Management has performed an evaluation of subsequent events after the balance sheet date of June 30, 2025 through October 16, 2025, the date that the financial statements were available to be issued.

Joint Venture Agreement

On September 2, 2025, the Company announced a joint venture with Kayanat, a Saudi Arabian family office, to establish RedCloud Arabia, a new entity focused on digitizing and transforming the FMCG sector in Saudi Arabia. The joint venture will be jointly owned by RedCloud Holdings PLC and Kayanat, with operations expected to commence in Q4 2025. RedCloud Arabia will deploy the Company’s AI-powered RedAI trading platform, Red101 for retailers, and the TradeX bulk trading program. The joint venture is expected to be accounted for under the equity method of accounting.

Other than the above, there were no material subsequent events to highlight.

Loan Agreement

On 23 September 2025, RedCloud Technology Ltd signed a Framework Loan Agreement with Lienhardt & Partner Privatbank Zürich AG, securing access to a revolving credit facility of up to GBP 2,000,000. The amount available under this facility is subject to the value of collateral accepted by the bank.

Key highlights of the agreement include:

Loan Types: The facility can be used as an overdraft, a fixed advance, or to meet margin requirements for forward exchange contracts and other derivative instruments.

Interest Rates:

●	Overdrafts accrue interest at 4.95% per annum, calculated daily.
●	Fixed advances in foreign currencies are priced at the bank’s internal refinancing rate plus a 1.25% margin.

Collateral:

The facility is secured by assets approved by the bank, with the loan amount determined by the applicable loan- to-value ratio.

Termination:

Either party may terminate the agreement at any time with immediate effect. Any fixed-term loans already drawn will remain in place until maturity.

Purpose:

The facility is intended to support trading in financial instruments, in line with Article 3c(5) of the Swiss Financial Services Act (FIDLEG).

This agreement is considered a non-adjusting subsequent event, as it was entered into after the 2024 reporting date but before the financial statements were authorised for issue. While it does not impact the financial position as at 31 December 2024, it is disclosed here to provide transparency about significant developments after year- end.

REDCLOUD HOLDINGS PLC NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 16 - Subsequent events (continued)

Share options

●	On July 3, 2025, RedCloud Holdings plc entered into a securities purchase agreement with certain institutional and accredited investors, including the Company’s largest current shareholder, and a member of the Board, to purchase 9,000,000 of its ordinary shares and accompanying warrants to purchase 18,000,000 ordinary shares at a combined purchase price of $1.50 per ordinary share and accompanying warrants in a private placement. The Company received aggregate gross proceeds of $13.5 million before deducting placement agent fees and other private placement expenses. The private placement closed on July 8, 2024.
●	Between 29 September and 10 November 2025, a total of 2,091,717 share options were exercised at an exercise price of $1.50 per option, resulting in gross proceeds of $3,137,575.50. The exercise led to the issuance of 2,091,717 new ordinary shares each.The newly issued shares rank pari passu with the existing ordinary shares in issue.

Departure and Appointment of Certain Officers

On December 31, 2025, Neil Woodman’s term as Executive Vice President of Finance of RedCloud Holdings plc (the “Company”) will expire, and Mr. Woodman has informed the Company that he does not intend to return to the role. In connection with this notification, the Company’s Board of Directors met and agreed to appoint Maria Magdalena Gonzalez, who currently serves as a member of the Board and the audit committee, as Chief Financial Officer (“CFO”) effective January 5, 2026.

The above events are considered a non-recognized subsequent event under ASC 855 Subsequent Events, as it occurred after the balance sheet date and does not provide additional evidence about conditions that existed at 30 June 2025. Accordingly, no adjustment has been made to the financial statements as of that date, but disclosure is provided to ensure transparency of significant post-year-end equity transactions.